Filed Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                    June 1, 2005

                  Supplement to the May 1, 2005 Prospectus for
                       Pioneer Mid Cap Value VCT Portfolio

The following replaces the section of the prospectus referenced below:

Fund performance

The highest calendar quarterly return was 17.33% (3/31/03 to 6/30/03) The lowest calendar quarterly return was -20.94% (6/30/98 to 9/30/98)

                                                                   17729-00-0505
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds